FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting, Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	$ 643	$ 737
Total non-current derivative assets (note 4.6)	163	835
Total current derivative liabilities (note 4.8)	(360)	(379)
Total non-current derivative liabilities (note 9.2)	(76)	(45)
Cash Flow Hedge Reserve Rollforward:
Gains or losses reclassification adjustment and hedge ineffectiveness	15	(1,899)	$ (384)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Assets carrying amount	500	1,392
Liabilities carrying amount	(126)	(332)
Total current derivative assets (note 4.5)	373	564
Total non-current derivative assets (note 4.6)	127	828
Total current derivative liabilities (note 4.8)	(120)	(287)
Total non-current derivative liabilities (note 9.2)	(6)	(45)
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	1,882	2,087
Hedging gains or losses of the reporting period that were recognized in OCI	(332)	1,217
Gains or losses reclassification adjustment and hedge ineffectiveness	(30)	(253)
Basis adjustment	41	(1,169)
Cash flow hedge reserve at end of period	1,561	1,882	2,087
Reserve of cash flow hedges	1,561	1,882
Cash flow hedges | Derivative contract, equity method investments
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	417	1,023	603
Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	28	13
Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	633	1,020
Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	900	849
Other Hedges
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	270	173
Total non-current derivative assets (note 4.6)	36	7
Total current derivative liabilities (note 4.8)	(240)	(92)
Total non-current derivative liabilities (note 9.2)	(70)	0
Currency risk | Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	13	(1)
Hedging gains or losses of the reporting period that were recognized in OCI	16	146
Gains or losses reclassification adjustment and hedge ineffectiveness	(17)	4
Basis adjustment	16	(136)
Cash flow hedge reserve at end of period	28	13	(1)
Commodity price risk | Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	1,020	302
Hedging gains or losses of the reporting period that were recognized in OCI	(402)	951
Gains or losses reclassification adjustment and hedge ineffectiveness	(10)	(153)
Basis adjustment	25	(80)
Cash flow hedge reserve at end of period	633	1,020	302
Commodity price risk | Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	849	1,786
Hedging gains or losses of the reporting period that were recognized in OCI	54	120
Gains or losses reclassification adjustment and hedge ineffectiveness	(3)	(104)
Basis adjustment	0	(953)
Cash flow hedge reserve at end of period	$ 900	$ 849	$ 1,786
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	2,840	3,044
Assets carrying amount	$ 12	$ 21
Liabilities carrying amount	$ (50)	$ (26)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,118	1,467
Assets carrying amount	$ 361	$ 490
Liabilities carrying amount	$ (70)	$ (261)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	0	488
Assets carrying amount	$ 0	$ 53
Liabilities carrying amount	$ 0	$ 0
Other assets/Other long-term obligations | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	0	300
Assets carrying amount	$ 0	$ 12
Liabilities carrying amount	$ 0	$ (3)
Other assets/Other long-term obligations | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	524	1,533
Assets carrying amount	$ 127	$ 816
Liabilities carrying amount	$ (6)	$ (42)